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                                             GINA C. SANDONATO
                                             SENIOR COUNSEL
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02117


The Travelers Life Insurance Company
The Travelers Life and Annuity Company
One City Place
Hartford, CT 06103-3415

                                        May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: First Citicorp Life Insurance Company and
         First Citicorp Life Variable Annuity Separate Account
         File No. 033-83354
         Rule 497(j) Certification
         -----------------------------------------------------

Commissioners:

     On behalf of First Citicorp Life Insurance Company (the "Company") and First Citicorp Life Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") to the Prospectus dated May 1, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI to the Prospectus contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on April 28, 2006.

     If you have any questions, please contact me at (617) 578-2710.


                                        Sincerely,

                                        /s/ Gina C. Sandonato
                                        Gina C. Sandonato
                                        Senior Counsel